Fair Value Measurements - Summary of Stable Value Fund is Measured at Fair Value Based on NAV per Share (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 21,532,626	$ 19,351,854
Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	1,885,143	1,822,882
Unfunded Commitments	$ 0	$ 0
Redemption Frequency (if currently eligible)	Daily	Daily